Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Period of time subject to a separate corporate income tax	10 years
Deferred Tax Assets:
Accrued liabilities	$ 22,236	$ 75,731
Deferred rent	3,144	25,624
Net operating loss carryforwards	64,718	81,124
Foreign tax credits		10,229
Stock compensation		16,745
Federal benefit of unrecognized tax benefits	14,859	20,263
Foreign currency and other adjustments	8,620	23,938
Valuation allowance	(40,182)	(40,278)
Deferred Tax Assets	73,395	213,376
Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	(74,782)	(367,936)
Plant and equipment principally due to differences in depreciation	(39,079)	(168,385)
Deferred Tax Liabilities	(113,861)	(536,321)
Revaluation Associated with REIT Conversion, Deferred Tax Assets:
Accrued liabilities	(48,087)
Deferred rent	(25,749)
Net operating loss carry forwards	(34,912)
Foreign tax credits	(9,207)
Stock compensation	(17,942)
Foreign currency and other adjustments	(34,552)
Deferred tax assets	(170,449)
Revaluation Associated with REIT Conversion, Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	273,268
Plant and equipment, principally due to differences in depreciation	109,332
Deferred tax liabilities	382,600
Net Deferred Tax Asset/(Liability)	212,151
Current Year Activity, Deferred Tax Assets:
Accrued liabilities	(5,408)
Deferred Rent	3,269
Net operating loss carry forwards	18,506
Foreign tax credits	(1,022)
Stock compensation	1,197
Federal benefit of unrecognized tax benefits	(5,404)
Foreign currency and other adjustments	19,234
Valuation allowance	96
Deferred tax asset	30,468
Current Year Activity, Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	19,886
Plant and equipment, principally due to differences in depreciation	19,974
Deferred tax liabilities	39,860
Net Deferred Tax Asset/(Liability)	70,328
Net deferred tax liability	(40,466)	(322,945)
Increase in tax provision from continuing operations due to conversion to a REIT	46,356
Current and noncurrent deferred tax assets (liabilities)
The amount that the tax basis of REIT assets, excluding investments in TRSs, is less than the balance sheet value	486,000
Current deferred tax assets (liabilities)
Deferred tax assets	16,655	65,332
Deferred tax liabilities	(2,463)	(47,709)
Current deferred tax assets, net	14,192	17,623
Noncurrent deferred tax assets (liabilities)
Deferred tax assets	56,740	148,044
Deferred tax liabilities	(111,398)	(488,612)
Noncurrent deferred tax liabilities, net	$ (54,658)	$ (340,568)